PGIM Jennison Financial Services Fund
Schedule of Investments as of August 31, 2021 (unaudited)
Description	Shares	Value
Long-Term Investments 99.9%
Common Stocks
Asset Management & Custody Banks 12.6%
Ares Management Corp. (Class A Stock)	31,191	$2,407,321
Blackstone, Inc.	30,470	3,830,993
Brightsphere Investment Group, Inc.	161,400	4,388,466
Focus Financial Partners, Inc. (Class A Stock)*	83,369	4,325,184
KKR & Co., Inc.	122,386	7,868,196
		22,820,160
Consumer Finance 4.4%
Capital One Financial Corp.	32,914	5,462,736
SLM Corp.	137,013	2,568,994
		8,031,730
Data Processing & Outsourced Services 18.4%
Adyen NV (Netherlands), 144A*	2,928	9,448,036
Afterpay Ltd. (Australia)*	50,276	4,916,551
Dlocal Ltd. (Uruguay)*	17,024	1,089,536
Mastercard, Inc. (Class A Stock)	15,316	5,302,859
PayPal Holdings, Inc.*	5,284	1,525,279
Square, Inc. (Class A Stock)*	17,722	4,750,737
Visa, Inc. (Class A Stock)	27,035	6,193,718
		33,226,716
Diversified Banks 18.1%
Bank of America Corp.	229,260	9,571,605
Citigroup, Inc.	120,075	8,634,593
JPMorgan Chase & Co.	90,344	14,450,523
		32,656,721
Financial Exchanges & Data 6.1%
Moody’s Corp.	17,391	6,621,971
S&P Global, Inc.	10,042	4,456,841
		11,078,812
Insurance Brokers 4.0%
Marsh & McLennan Cos., Inc.	45,707	7,185,141

PGIM Jennison Financial Services Fund
Schedule of Investments as of August 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Investment Banking & Brokerage 8.2%
Goldman Sachs Group, Inc. (The)	31,232	$12,914,744
Houlihan Lokey, Inc.	20,985	1,892,847
		14,807,591
Life & Health Insurance 3.5%
MetLife, Inc.	101,308	6,281,096
Mortgage REITs 1.0%
Starwood Property Trust, Inc.	70,737	1,825,015
Property & Casualty Insurance 7.4%
Axis Capital Holdings Ltd.	86,461	4,424,209
Chubb Ltd.	49,000	9,012,080
		13,436,289
Regional Banks 12.4%
Ameris Bancorp	16,034	789,514
BankUnited, Inc.	39,816	1,673,466
East West Bancorp, Inc.	10,120	742,201
Enterprise Financial Services Corp.	31,082	1,395,893
PacWest Bancorp	48,394	2,059,165
Pinnacle Financial Partners, Inc.	42,135	4,083,724
PNC Financial Services Group, Inc. (The)	31,572	6,033,409
Truist Financial Corp.	98,396	5,614,476
		22,391,848
Reinsurance 3.4%
RenaissanceRe Holdings Ltd. (Bermuda)	39,102	6,128,457
Thrifts & Mortgage Finance 0.4%
WSFS Financial Corp.	14,961	679,379

Total Long-Term Investments (cost $105,011,256)		180,548,955

PGIM Jennison Financial Services Fund
Schedule of Investments as of August 31, 2021 (unaudited) (continued)
Description	Shares	Value

Short-Term Investment 0.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $166,906)(wb)	166,906	$166,906

TOTAL INVESTMENTS 100.0% (cost $105,178,162)		180,715,861
Liabilities in excess of other assets (0.0)%		(18,165)

Net Assets 100.0%		$180,697,696

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
REITs—Real Estate Investment Trust

*	Non-income producing security.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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